Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of net employee benefit liability
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Retirement benefit obligation	103	251
Other employee benefit liabilities	35	32
Total non-current employee benefit liabilities	138	283

Disclosure of expense recognized in consolidated income statement
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Service cost	26	52	46
Past service (credit)/cost(A)	(23)	—	3
Net interest cost	2	2	1
Administrative expenses	2	2	2
Total cost	7	56	52
(A)Predominantly comprised of the impact of the closure of the GB defined benefit pension scheme to future benefits accrual on 31 March 2021.

Disclosure of changes in other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(66)	160	282
Return on plan assets (greater)/less than discount rate	(235)	(89)	(203)
Net charge to other comprehensive income	(301)	71	79

Disclosure of net defined benefit obligation
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2021	31 December 2020
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	2,340	2,236
Service cost	26	52
Past service cost	(23)	—
Interest costs on defined benefit obligation	36	34
Plan participants contribution	59	71
Actuarial loss/(gain) - experience	2	(7)
Actuarial loss/(gain) - demographic assumptions	(2)	—
Actuarial loss/(gain) - financial assumptions	(66)	169
Benefit payments	(150)	(121)
Administrative expenses	2	2
Acquisition of CCL	66	—
Currency translation adjustments	123	(96)
Benefit obligation at end of plan year	2,413	2,340
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	2,132	2,096
Interest income on plan assets	34	32
Return on plan assets greater/(less) than discount rate	235	89
Plan participants contributions	59	71
Employer contributions	39	52
Benefit payments	(150)	(121)
Acquisition of CCL	40	—
Currency translation adjustment	115	(87)
Fair value of plan assets at end of plan year	2,504	2,132

Disclosure of defined benefit plans
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Net benefit status:
Present value of obligation	(2,413)	(2,340)
Fair value of assets	2,504	2,132
Net benefit status:	91	(208)
Retirement benefit surplus (Note 25)	194	43
Retirement benefit obligation	(103)	(251)
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2021	31 December 2020
Financial assumptions	%	%
Discount rate	1.8	1.3
Rate of compensation increase	3.2	2.7
Rate of price inflation	3.1	2.6

Demographic assumptions (weighted average)(A)	31 December 2021	31 December 2020
Retiring at the end of the reporting period
Male	22.4	21.3
Female	25.0	24.0
Retiring 15 years after the end of the reporting period
Male	23.3	22.4
Female	26.1	25.1
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.

Disclosure of sensitivity analysis for actuarial assumptions
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal assumptions		2021	2020	2021	2020
Discount rate	0.5%	(8.5)	(9.1)	9.7	10.4
Rate of compensation increase	0.5%	0.5	2.3	(0.4)	(2.1)
Rate of price inflation	0.5%	6.7	7.3	(5.9)	(7.9)
Mortality rates	1 year	3.5	3.4	(3.4)	(3.5)

Disclosure of fair value of plan assets
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2021	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	221	221	—
Fixed-income securities:(B)
Corporate bonds and notes	54	54	—
Government bonds	1,506	1,506	—
Cash and other short-term investments(C)	6	6	—
Other investments:
Real estate funds(D)	346	39	307
Insurance contracts(E)	240	—	240
Investment funds(F)	73	—	73
Derivatives(G)	58	—	58
Total	2,504	1,826	678

	Total 31 December 2020	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	186	186	—
Fixed-income securities:(B)
Corporate bonds and notes	80	51	29
Government bonds	1,196	1,196	—
Cash and other short-term investments(C)	114	112	2
Other investments:
Real estate funds(D)	312	31	281
Insurance contracts(E)	230	—	230
Derivatives(G)	14	—	14
Total	2,132	1,576	556
(A)Equity securities are comprised of ordinary shares and investments in equity funds. Investments in ordinary shares are valued using quoted market prices multiplied by the number of shares owned. Investments in equity funds are valued at the net asset value per share, which is calculated predominantly based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(B)The fair values of the fixed-income securities are determined based on quoted market prices in active markets. Bonds are held mainly in the currency of the geography of the plan.
(C)Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash or interest bearing accounts.
(D)The valuation of unquoted real estate funds is based on net assets value per share multiplied by the number of shares owned. For quoted real estate funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(E)Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.
(F)Primarily includes investments in equity securities, fixed income securities and combinations of both. Fair values are sourced from broker quotes.
(G)Derivatives are comprised of futures and return swaps the fair values of which are not based on quoted market prices in active markets.